Business Combination - Additional Information (Details) - USD ($) $ in Thousands		10 Months Ended	12 Months Ended
	Jun. 16, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about business combination [line items]
Business combination, Name of acquiree			OMSET INC
Business combination, Date of acquisition	Jun. 16, 2023
Explanation of financial effect of adjustments related to business combinations			OMSET PL has allocated the purchase price of predecessor based upon the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date. The Company estimated the fair values of the assets acquired and liabilities assumed at the acquisition date in accordance with the business combination standard issued by the IAS using the fair value approach in combination of replacement cost approach and market approach. The management of the Company is responsible for determining the fair value of assets acquired, liabilities assumed, and intangible assets identified as of the acquisition date. Acquisition-related costs incurred for the acquisitions are not material and have been expensed as incurred in general and administrative expenses.
Bargain purchase gain	$ 49,429	$ 49,429
Description of bargain purchase gain			This gain arises primarily as the acquirer and acquiree negotiated and agreed a fixed purchase consideration back in 2022 during which the oil and gas industry is still recovering from a major downturn. As market conditions have improved materially since the downturn, these assets have been revalued to reflect their current fair value and the difference between the acquisition cost and the revalued amount has resulted in a significant gain recognized under bargain purchase gain.
Revenue since acquisition date		163,300
Net profit since acquisition date		$ 82,100
Consolidated pro-forma revenue if acquisition occurred at beginning of period				$ 181,500
Consolidated net profit if acquisition occurred at beginning of period				$ 83,400